Label	Element	Value
Innovator Equity Dual Directional 10 Buffer ETF™ - April | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.30%
Innovator Equity Dual Directional 10 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $531.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.10%
Innovator Equity Dual Directional 10 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Innovator Equity Dual Directional 10 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator Equity Dual Directional 10 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.42 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Equity Dual Directional 10 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $695.91 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.40%)
Innovator Equity Dual Directional 10 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $537.80 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(25.30%)